Subsequent Events (Details) (USD $) In Millions, unless otherwise specified				0 Months Ended	3 Months Ended		0 Months Ended
	Jun. 30, 2013 7 5/8% senior subordinated notes	Dec. 31, 2012 7 5/8% senior subordinated notes	Dec. 31, 2011 7 5/8% senior subordinated notes	Mar. 22, 2013 7 5/8% senior subordinated notes Forecast	Mar. 31, 2013 7 5/8% senior subordinated notes Forecast	Feb. 20, 2013 Subsequent Events Series B Tranche B Term Loan	Feb. 20, 2013 Subsequent Events Series B Tranche B Term Loan Adjusted LIBO	Feb. 20, 2013 Subsequent Events Series B Tranche B Term Loan Alternate base rate	Mar. 22, 2013 Subsequent Events 7 5/8% senior subordinated notes Forecast	Mar. 22, 2013 Subsequent Events Senior floating rate notes Holdings Forecast
Subsequent Events
Maximum borrowing capacity						$ 300.0
Interest rate of debt (as a percent)	7.625%	7.625%	7.625%
Variable rate basis							Adjusted LIBO	Alternate base rate
Interest rate margin (as a percent)							3.25%	2.25%
Periodic payment in equal quarterly installments						3.0
Redemption price as percentage of principal amount				100.00%					100.00%	100.00%
Loss on early retirement of debt					$ 0.6